Investments Accounted for Using the Equity Method - Summary of Fair Values of Investments in Associates with Available Published Price Quotation (Detail) - Level 1 of fair value hierarchy [member]
$ in Thousands, $ in Thousands
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
ChipMos Technologies Inc [member]
Disclosure of associates and joint ventures [line items]
Fair value of investments in associates with available published price quotation	$ 2,473,841	$ 75,445	$ 3,333,964
Hung Ching Development & Construction Co. [member]
Disclosure of associates and joint ventures [line items]
Fair value of investments in associates with available published price quotation	$ 2,601,069	$ 79,325	$ 1,904,476